Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	4.60
Maximum Aggregate Offering Price	$ 55,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,623.12
Offering Note	(1) The number of shares of common stock, par value $.001 per share ("Common Stock"), of Medical Properties Trust, Inc. (the "Registrant") stated above consists of additional shares of Common Stock available for issuance under the Medical Properties Trust, Inc. Second Amended and Restated 2019 Equity Incentive Plan (the "Second A&R 2019 Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers additional shares of Common Stock that may become issuable by reason of any stock split, stock dividend, recapitalization or other similar transactions effected without consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The Second A&R 2019 Plan was approved by the stockholders of the Registrant on May 28, 2026. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and (c) under the Securities Act on the basis of $4.60 per share, the average of the high and low prices of the Common Stock as quoted on the New York Stock Exchange on August 3, 2026.